UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

March 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	0.75%	4.20%	4.92%
Class T (incl. 4.00% sales charge)	0.74%	4.17%	4.88%
Class B (incl. contingent deferred sales charge) A	-0.74%	4.00%	4.83%
Class C (incl. contingent deferred sales charge) B	3.11%	4.25%	4.53%

A Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Inflation-Protected Bond Fund - Class A on March 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. taxable investment-grade bond universe, as measured by the Barclays® U.S. Aggregate Bond Index, rose 3.77% for the 12 months ending March 31, 2013. The bulk of the gain came in the first half of the period, when investors gravitated toward U.S. fixed-income investments as the Federal Reserve undertook a series of large-scale asset purchases, U.S. economic growth was sluggish, and Europe remained mired a financial crisis. In the second half, sentiment toward U.S. bonds worsened when the probability of an imminent breakup of the eurozone was reduced and some of the flight to perceived safe-haven investments was reversed. Further cooling investors' appetite for relative safety was the Federal Reserve's decision to pursue a third round of quantitative easing. The avoidance of the U.S. "fiscal cliff" and improving economic data further spurred demand for riskier assets. Among sectors that comprise the index, higher-yielding bonds on the riskier end of spectrum led the way. Investment-grade credit advanced 7.00%, as U.S. corporate balance sheets remained in solid shape thanks to strong financial management and good cash flows, and the default rate remained low. Commercial mortgage-backed securities gained 6.14%, while residential mortgage-backed securities saw a more modest 1.97% advance. U.S. Treasuries and government agency securities added 3.14% and 2.26%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Inflation-Protected Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 4.95%, 4.94%, 4.26% and 4.11%, respectively (excluding sales charges). Meanwhile, the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) gained 5.68%. Thanks to their strong showing in the first half of the period, TIPS performed reasonably well on an absolute basis for the 12 months, outpacing most other high-quality asset classes, including U.S. Treasuries, government mortgage-backed securities and government agency debentures. From April to about mid-September 2012, TIPS benefited from declining bond yields. In the second half, TIPS' returns were roughly flat, with the income they produced generally offsetting some price depreciation as bond yields drifted higher. TIPS represented virtually all of the fund's investments throughout the period and, therefore, drove the fund's performance. Additionally, we kept the fund's duration, which is a measure of its sensitivity to changing interest rates, and its yield-curve positioning - how our holdings were invested in TIPS across the maturity spectrum - in line with the benchmark. After accounting for expenses, these strategies helped the fund keep pace with the Barclays index.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 1,000.30	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class T	.79%
Actual		$ 1,000.00	$ 999.60	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Class B	1.47%
Actual		$ 1,000.00	$ 996.50	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class C	1.51%
Actual		$ 1,000.00	$ 995.80	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.59
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,001.50	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.69	$ 2.27
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,001.20	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	28.8	25.2
1 - 1.99%	28.5	29.4
2 - 2.99%	32.9	36.1
3 - 3.99%	9.7	9.2
5 - 5.99%	0.0†	0.0†
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2013
6 months ago
Years	9.1	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2013
6 months ago
Years	5.5	5.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.9%		U.S. Government and U.S. Government Agency Obligations 99.6%
	Asset-Backed Securities† 0.0%		Asset-Backed Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Inflation Protected Securities	99.9%	** Inflation Protected Securities	99.6%

† Amount represents less than 0.1%

Annual Report

Investments March 31, 2013

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 23,034,730	$ 23,126,874
0.75% 2/15/42	60,631,690	63,376,034
1.75% 1/15/28	50,692,690	64,544,845
2% 1/15/26	92,229,540	120,240,899
2.125% 2/15/40	39,384,880	55,550,105
2.125% 2/15/41	80,520,041	114,110,171
2.375% 1/15/25	125,428,754	168,620,393
2.375% 1/15/27	91,799,916	125,117,900
2.5% 1/15/29	23,165,352	32,405,557
3.375% 4/15/32	1,297	2,089
3.625% 4/15/28	104,565,624	163,513,837
3.875% 4/15/29	110,931,480	180,438,110
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	186,114,046	197,852,608
0.125% 4/15/17	85,156,680	91,898,232
0.125% 1/15/22	178,337,949	194,268,356
0.125% 7/15/22	94,395,672	102,990,302
0.125% 1/15/23	73,819,440	79,685,667
0.5% 4/15/15	68,213,142	71,694,671
0.625% 7/15/21	173,014,062	198,118,551
1.125% 1/15/21	99,997,000	118,023,671
1.25% 4/15/14	62,451,774	64,555,464
1.25% 7/15/20	165,235,830	197,553,179
1.375% 7/15/18	37,769,868	44,277,609
1.375% 1/15/20	56,966,800	67,912,509
1.625% 1/15/15	69,013,085	73,656,790
1.625% 1/15/18	85,495,692	99,773,198
1.875% 7/15/15	155,905,143	171,146,738
1.875% 7/15/19	90,154,240	110,449,191
2% 7/15/14	99,384,086	105,249,144
2% 1/15/16	44,200,572	49,295,381
2.125% 1/15/19	71,683,895	87,507,671
2.375% 1/15/17	79,468,584	92,751,154
2.5% 7/15/16	99,764,000	115,503,938
2.625% 7/15/17	84,213,395	101,355,801
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,120,935,674)		3,546,566,639
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4517% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 30,475	$ 29,435
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0792% 9/25/34 (a)	108,565	66,160
TOTAL ASSET-BACKED SECURITIES (Cost $76,870)		95,595
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Government Obligations) # (Cost $3,611,000)	$ 3,611,065	3,611,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,124,623,544)		3,550,273,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,221,128)
NET ASSETS - 100%		$ 3,549,052,106
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004- NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 133,551	$ (98,536)	$ -	$ (98,536)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,611,000 due 4/01/13 at 0.16%
Barclays Capital, Inc.	$ 277,472
Citibank NA	188,849
Credit Suisse Securities (USA) LLC	1,387,358
Deutsche Bank Securities, Inc.	184,981
Merrill Lynch, Pierce, Fenner & Smith, Inc.	184,981
Mizuho Securities USA, Inc.	924,906
Societe Generale	462,453
$ 3,611,000
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,546,566,639	$ -	$ 3,546,566,639	$ -
Asset-Backed Securities	95,595	-	66,160	29,435
Cash Equivalents	3,611,000	-	3,611,000	-
Total Investments in Securities:	$ 3,550,273,234	$ -	$ 3,550,243,799	$ 29,435
Derivative Instruments:
Liabilities
Swap Agreements	$ (98,536)	$ -	$ (98,536)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (98,536)
Total Value of Derivatives	$ -	$ (98,536)
(a) Value is included in the Statement of Assets and Liabilities in the Swap agreements, at value line-item.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.9%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.1%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $3,611,000) - See accompanying schedule: Unaffiliated issuers (cost $3,124,623,544)		$ 3,550,273,234
Cash		788
Receivable for investments sold		37,965,079
Receivable for swap agreements		480
Receivable for fund shares sold		1,784,776
Interest receivable		11,640,793
Receivable from investment adviser for expense reductions		2,844
Total assets		3,601,667,994

Liabilities
Payable for investments purchased	$ 37,705,330
Payable for fund shares redeemed	13,194,364
Distributions payable	3,805
Swap agreements, at value	98,536
Accrued management fee	937,607
Distribution and service plan fees payable	226,524
Other affiliated payables	449,722
Total liabilities		52,615,888

Net Assets		$ 3,549,052,106
Net Assets consist of:
Paid in capital		$ 3,129,475,781
Distributions in excess of net investment income		(4,307,491)
Accumulated undistributed net realized gain (loss) on investments		(1,667,338)
Net unrealized appreciation (depreciation) on investments		425,551,154
Net Assets		$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

March 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,819,267 ÷ 18,435,057 shares)	$ 13.23

Maximum offering price per share (100/96.00 of $13.23)	$ 13.78
Class T: Net Asset Value and redemption price per share ($60,910,052 ÷ 4,599,432 shares)	$ 13.24

Maximum offering price per share (100/96.00 of $13.24)	$ 13.79
Class B: Net Asset Value and offering price per share ($20,839,320 ÷ 1,596,033 shares)A	$ 13.06

Class C: Net Asset Value and offering price per share ($167,440,311 ÷ 12,857,733 shares)A	$ 13.02

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,834,260,718 ÷ 213,067,208 shares)	$ 13.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($221,782,438 ÷ 16,718,093 shares)	$ 13.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2013

Investment Income
Interest		$ 26,689,645
Inflation principal income		50,941,911
Total Income		77,631,556

Expenses
Management fee	$ 11,942,462
Transfer agent fees	4,322,497
Distribution and service plan fees	2,911,054
Fund wide operations fee	1,317,300
Independent trustees' compensation	13,850
Miscellaneous	9,734
Total expenses before reductions	20,516,897
Expense reductions	(3,508)	20,513,389
Net investment income (loss)		57,118,167
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,419,945
Swap agreements	(138,854)
Total net realized gain (loss)		74,281,091
Change in net unrealized appreciation (depreciation) on: Investment securities	57,353,292
Swap agreements	190,579
Total change in net unrealized appreciation (depreciation)		57,543,871
Net gain (loss)		131,824,962
Net increase (decrease) in net assets resulting from operations		$ 188,943,129

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,118,167	$ 89,176,311
Net realized gain (loss)	74,281,091	14,318,112
Change in net unrealized appreciation (depreciation)	57,543,871	211,180,022
Net increase (decrease) in net assets resulting from operations	188,943,129	314,674,445
Distributions to shareholders from net investment income	(5,628,115)	(15,586,748)
Distributions to shareholders from net realized gain	(60,856,667)	(69,999,157)
Total distributions	(66,484,782)	(85,585,905)
Share transactions - net increase (decrease)	(233,885,480)	826,032,278
Total increase (decrease) in net assets	(111,427,133)	1,055,120,818

Net Assets
Beginning of period	3,660,479,239	2,605,358,421
End of period (including distributions in excess of net investment income of $4,307,491 and undistributed net investment income of $2,356,391, respectively)	$ 3,549,052,106	$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.171	.329	.245	.301	.171	.538
Net realized and unrealized gain (loss)	.464	.998	.286	.757	(.456)	.306
Total from investment operations	.635	1.327	.531	1.058	(.285)	.844
Distributions from net investment income	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.215)	(.307)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Total Return B,C,D	4.95%	11.32%	4.68%	9.96%	(2.57)%	7.96%
Ratios to Average Net Assets G, I
Expenses before reductions	.76%	.76%	.77% A	.77%	.78%	.80%
Expenses net of fee waivers, if any	.76%	.76%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.76%	.76%	.75% A	.75%	.75%	.75%
Net investment income (loss)	1.29%	2.61%	2.29% A	2.71%	1.59%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.168	.326	.245	.301	.172	.538
Net realized and unrealized gain (loss)	.466	.987	.286	.757	(.457)	.316
Total from investment operations	.634	1.313	.531	1.058	(.285)	.854
Distributions from net investment income	- I	(.031)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.303)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Total Return B,C,D	4.94%	11.18%	4.67%	9.94%	(2.56)%	8.05%
Ratios to Average Net Assets G, J
Expenses before reductions	.78%	.79%	.79% A	.79%	.80%	.79%
Expenses net of fee waivers, if any	.78%	.78%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.78%	.78%	.75% A	.75%	.75%	.75%
Net investment income (loss)	1.26%	2.59%	2.29% A	2.71%	1.59%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332
Portfolio turnover rate K	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Amount represents less than $.001 per share.

J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.077	.240	.175	.228	.101	.466
Net realized and unrealized gain (loss)	.467	.992	.288	.748	(.453)	.316
Total from investment operations	.544	1.232	.463	.976	(.352)	.782
Distributions from net investment income	-	-	(.016)	(.026)	(.030)	(.122)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.272)	(.113)	(.246)	(.188)	(.472)
Net asset value, end of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Total Return B,C,D	4.26%	10.51%	4.07%	9.17%	(3.17)%	7.36%
Ratios to Average Net Assets G, I
Expenses before reductions	1.46%	1.47%	1.48% A	1.48%	1.49%	1.50%
Expenses net of fee waivers, if any	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Net investment income (loss)	.58%	1.92%	1.64% A	2.06%	.94%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.071	.233	.164	.217	.090	.455
Net realized and unrealized gain (loss)	.453	.999	.279	.758	(.459)	.316
Total from investment operations	.524	1.232	.443	.975	(.369)	.771
Distributions from net investment income	-	-	(.006)	(.015)	(.023)	(.111)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.272)	(.103)	(.235)	(.181)	(.461)
Net asset value, end of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Total Return B,C,D	4.11%	10.53%	3.90%	9.17%	(3.33)%	7.26%
Ratios to Average Net Assets G, I
Expenses before reductions	1.51%	1.51%	1.51% A	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Net investment income (loss)	.54%	1.86%	1.54% A	1.96%	.84%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2013	2012	2011 E	2010 G	2009 G	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Income from Investment Operations
Net investment income (loss) D	.213	.369	.278	.336	.205	.573
Net realized and unrealized gain (loss)	.465	.996	.286	.755	(.457)	.324
Total from investment operations	.678	1.365	.564	1.091	(.252)	.897
Distributions from net investment income	(.024)	(.073)	(.117)	(.131)	(.100)	(.227)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.238)	(.345)	(.214)	(.351)	(.258)	(.577)
Net asset value, end of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Total Return B,C	5.26%	11.61%	4.94%	10.24%	(2.27)%	8.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.60%	2.92%	2.59% A	3.01%	1.89%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504
Portfolio turnover rate I	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended April 30.

H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011 E	2010 G	2009 G	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.201	.359	.272	.329	.197	.565
Net realized and unrealized gain (loss)	.467	.995	.286	.757	(.452)	.318
Total from investment operations	.668	1.354	.558	1.086	(.255)	.883
Distributions from net investment income	(.014)	(.062)	(.111)	(.126)	(.097)	(.223)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.228)	(.334)	(.208)	(.346)	(.255)	(.573)
Net asset value, end of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Total Return B,C	5.20%	11.54%	4.91%	10.21%	(2.30)%	8.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.54%	.54%	.55% A	.53%	.50%	.49%
Expenses net of fee waivers, if any	.54%	.53%	.50% A	.50%	.50%	.49%
Expenses net of all reductions	.54%	.53%	.50% A	.50%	.50%	.49%
Net investment income (loss)	1.51%	2.84%	2.54% A	2.96%	1.84%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297
Portfolio turnover rate I	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended April 30.

H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 427,488,666
Gross unrealized depreciation	(2,518,974)
Net unrealized appreciation (depreciation) on securities and other investments	$ 424,969,692

Tax Cost	$ 3,125,303,542

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ 424,871,088

The tax character of distributions paid was as follows:

	March 31, 2013	March 31, 2012
Ordinary Income	$ 66,484,782	$ 85,585,905

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Annual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (138,854)	$ 190,579

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

Annual Report

3. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $120,781, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 662,920	$ 16,575
Class T	-%	.25%	163,751	488
Class B	.65%	.25%	229,825	166,195
Class C	.75%	.25%	1,854,558	343,644
			$ 2,911,054	$ 526,902

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 0.75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,414
Class T	7,683
Class B*	45,948
Class C*	26,325
$ 125,370

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 417,445.16
Class T	120,321.18
Class B	54,505.21
Class C	288,765.16
Inflation-Protected Bond	3,027,619.10
Institutional Class	413,842.19
	$ 4,322,497

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,734 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $664.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,844.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2013	2012
From net investment income
Class A	$ 19,664	$ 644,197
Class T	1,761	160,406
Class B	-	-
Class C	-	-
Inflation-Protected Bond	5,382,095	14,290,207
Institutional Class	224,595	491,938
Total	$ 5,628,115	$ 15,586,748
From net realized gain
Class A	$ 4,295,495	$ 5,400,091
Class T	1,028,164	1,397,374
Class B	391,830	678,867
Class C	3,101,839	3,764,934
Inflation-Protected Bond	48,424,296	55,896,687
Institutional Class	3,615,043	2,861,204
Total	$ 60,856,667	$ 69,999,157

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2013	2012	2013	2012
Class A
Shares sold	4,963,733	9,256,002	$ 66,011,289	$ 116,397,990
Reinvestment of distributions	294,536	436,081	3,924,404	5,489,034
Shares redeemed	(7,342,285)	(6,984,787)	(97,297,709)	(87,792,016)
Net increase (decrease)	(2,084,016)	2,707,296	$ (27,362,016)	$ 34,095,008

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012	2013	2012
Class T
Shares sold	1,029,474	2,093,788	$ 13,721,611	$ 26,514,058
Reinvestment of distributions	71,273	114,313	951,041	1,438,723
Shares redeemed	(1,561,218)	(2,243,154)	(20,811,585)	(28,354,397)
Net increase (decrease)	(460,471)	(35,053)	$ (6,138,933)	$ (401,616)
Class B
Shares sold	88,912	337,027	$ 1,168,660	$ 4,251,063
Reinvestment of distributions	25,468	45,907	335,621	575,105
Shares redeemed	(758,007)	(999,484)	(9,970,857)	(12,554,280)
Net increase (decrease)	(643,627)	(616,550)	$ (8,466,576)	$ (7,728,112)
Class C
Shares sold	3,955,460	6,685,519	$ 52,044,272	$ 83,320,684
Reinvestment of distributions	195,154	250,979	2,566,676	3,147,942
Shares redeemed	(5,256,160)	(4,281,517)	(68,803,565)	(53,636,888)
Net increase (decrease)	(1,105,546)	2,654,981	$ (14,192,617)	$ 32,831,738
Inflation-Protected Bond
Shares sold	48,848,797	114,648,567	$ 652,247,103	$ 1,459,141,891
Reinvestment of distributions	3,849,428	5,259,714	51,546,220	66,541,321
Shares redeemed	(66,863,593)	(70,564,704)	(891,740,995)	(895,476,588)
Net increase (decrease)	(14,165,368)	49,343,577	$ (187,947,672)	$ 630,206,624
Institutional Class
Shares sold	3,627,793	13,330,026	$ 48,221,311	$ 171,001,394
Reinvestment of distributions	272,351	246,275	3,636,551	3,125,725
Shares redeemed	(3,130,003)	(2,917,664)	(41,635,528)	(37,098,483)
Net increase (decrease)	770,141	10,658,637	$ 10,222,334	$ 137,028,636

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as capital gain dividend with respect to the taxable year ended March 31, 2013, $1,296,372, or, if subsequently determined to be different, the net capital gain of such year.

A total of 99.98% of the dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AIFB-UANN-0513
1.784719.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Institutional Class

Annual Report

March 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.20%	5.30%	5.58%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Inflation-Protected Bond Fund - Institutional Class on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. taxable investment-grade bond universe, as measured by the Barclays® U.S. Aggregate Bond Index, rose 3.77% for the 12 months ending March 31, 2013. The bulk of the gain came in the first half of the period, when investors gravitated toward U.S. fixed-income investments as the Federal Reserve undertook a series of large-scale asset purchases, U.S. economic growth was sluggish, and Europe remained mired a financial crisis. In the second half, sentiment toward U.S. bonds worsened when the probability of an imminent breakup of the eurozone was reduced and some of the flight to perceived safe-haven investments was reversed. Further cooling investors' appetite for relative safety was the Federal Reserve's decision to pursue a third round of quantitative easing. The avoidance of the U.S. "fiscal cliff" and improving economic data further spurred demand for riskier assets. Among sectors that comprise the index, higher-yielding bonds on the riskier end of spectrum led the way. Investment-grade credit advanced 7.00%, as U.S. corporate balance sheets remained in solid shape thanks to strong financial management and good cash flows, and the default rate remained low. Commercial mortgage-backed securities gained 6.14%, while residential mortgage-backed securities saw a more modest 1.97% advance. U.S. Treasuries and government agency securities added 3.14% and 2.26%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Inflation-Protected Bond Fund: For the year, the fund's Institutional Class shares returned 5.20%, while the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) gained 5.68%. Thanks to their strong showing in the first half of the period, TIPS performed reasonably well on an absolute basis for the 12 months, outpacing most other high-quality asset classes, including U.S. Treasuries, government mortgage-backed securities and government agency debentures. From April to about mid-September 2012, TIPS benefited from declining bond yields. In the second half, TIPS' returns were roughly flat, with the income they produced generally offsetting some price depreciation as bond yields drifted higher. TIPS represented virtually all of the fund's investments throughout the period and, therefore, drove the fund's performance. Additionally, we kept the fund's duration, which is a measure of its sensitivity to changing interest rates, and its yield-curve positioning - how our holdings were invested in TIPS across the maturity spectrum - in line with the benchmark. After accounting for expenses, these strategies helped the fund keep pace with the Barclays index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 1,000.30	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class T	.79%
Actual		$ 1,000.00	$ 999.60	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Class B	1.47%
Actual		$ 1,000.00	$ 996.50	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class C	1.51%
Actual		$ 1,000.00	$ 995.80	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.59
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,001.50	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.69	$ 2.27
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,001.20	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	28.8	25.2
1 - 1.99%	28.5	29.4
2 - 2.99%	32.9	36.1
3 - 3.99%	9.7	9.2
5 - 5.99%	0.0†	0.0†
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2013
6 months ago
Years	9.1	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2013
6 months ago
Years	5.5	5.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.9%		U.S. Government and U.S. Government Agency Obligations 99.6%
	Asset-Backed Securities† 0.0%		Asset-Backed Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Inflation Protected Securities	99.9%	** Inflation Protected Securities	99.6%

† Amount represents less than 0.1%

Annual Report

Investments March 31, 2013

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 23,034,730	$ 23,126,874
0.75% 2/15/42	60,631,690	63,376,034
1.75% 1/15/28	50,692,690	64,544,845
2% 1/15/26	92,229,540	120,240,899
2.125% 2/15/40	39,384,880	55,550,105
2.125% 2/15/41	80,520,041	114,110,171
2.375% 1/15/25	125,428,754	168,620,393
2.375% 1/15/27	91,799,916	125,117,900
2.5% 1/15/29	23,165,352	32,405,557
3.375% 4/15/32	1,297	2,089
3.625% 4/15/28	104,565,624	163,513,837
3.875% 4/15/29	110,931,480	180,438,110
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	186,114,046	197,852,608
0.125% 4/15/17	85,156,680	91,898,232
0.125% 1/15/22	178,337,949	194,268,356
0.125% 7/15/22	94,395,672	102,990,302
0.125% 1/15/23	73,819,440	79,685,667
0.5% 4/15/15	68,213,142	71,694,671
0.625% 7/15/21	173,014,062	198,118,551
1.125% 1/15/21	99,997,000	118,023,671
1.25% 4/15/14	62,451,774	64,555,464
1.25% 7/15/20	165,235,830	197,553,179
1.375% 7/15/18	37,769,868	44,277,609
1.375% 1/15/20	56,966,800	67,912,509
1.625% 1/15/15	69,013,085	73,656,790
1.625% 1/15/18	85,495,692	99,773,198
1.875% 7/15/15	155,905,143	171,146,738
1.875% 7/15/19	90,154,240	110,449,191
2% 7/15/14	99,384,086	105,249,144
2% 1/15/16	44,200,572	49,295,381
2.125% 1/15/19	71,683,895	87,507,671
2.375% 1/15/17	79,468,584	92,751,154
2.5% 7/15/16	99,764,000	115,503,938
2.625% 7/15/17	84,213,395	101,355,801
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,120,935,674)		3,546,566,639
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4517% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 30,475	$ 29,435
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0792% 9/25/34 (a)	108,565	66,160
TOTAL ASSET-BACKED SECURITIES (Cost $76,870)		95,595
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Government Obligations) # (Cost $3,611,000)	$ 3,611,065	3,611,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,124,623,544)		3,550,273,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,221,128)
NET ASSETS - 100%		$ 3,549,052,106
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004- NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 133,551	$ (98,536)	$ -	$ (98,536)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,611,000 due 4/01/13 at 0.16%
Barclays Capital, Inc.	$ 277,472
Citibank NA	188,849
Credit Suisse Securities (USA) LLC	1,387,358
Deutsche Bank Securities, Inc.	184,981
Merrill Lynch, Pierce, Fenner & Smith, Inc.	184,981
Mizuho Securities USA, Inc.	924,906
Societe Generale	462,453
$ 3,611,000
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,546,566,639	$ -	$ 3,546,566,639	$ -
Asset-Backed Securities	95,595	-	66,160	29,435
Cash Equivalents	3,611,000	-	3,611,000	-
Total Investments in Securities:	$ 3,550,273,234	$ -	$ 3,550,243,799	$ 29,435
Derivative Instruments:
Liabilities
Swap Agreements	$ (98,536)	$ -	$ (98,536)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (98,536)
Total Value of Derivatives	$ -	$ (98,536)
(a) Value is included in the Statement of Assets and Liabilities in the Swap agreements, at value line-item.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.9%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.1%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $3,611,000) - See accompanying schedule: Unaffiliated issuers (cost $3,124,623,544)		$ 3,550,273,234
Cash		788
Receivable for investments sold		37,965,079
Receivable for swap agreements		480
Receivable for fund shares sold		1,784,776
Interest receivable		11,640,793
Receivable from investment adviser for expense reductions		2,844
Total assets		3,601,667,994

Liabilities
Payable for investments purchased	$ 37,705,330
Payable for fund shares redeemed	13,194,364
Distributions payable	3,805
Swap agreements, at value	98,536
Accrued management fee	937,607
Distribution and service plan fees payable	226,524
Other affiliated payables	449,722
Total liabilities		52,615,888

Net Assets		$ 3,549,052,106
Net Assets consist of:
Paid in capital		$ 3,129,475,781
Distributions in excess of net investment income		(4,307,491)
Accumulated undistributed net realized gain (loss) on investments		(1,667,338)
Net unrealized appreciation (depreciation) on investments		425,551,154
Net Assets		$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

March 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,819,267 ÷ 18,435,057 shares)	$ 13.23

Maximum offering price per share (100/96.00 of $13.23)	$ 13.78
Class T: Net Asset Value and redemption price per share ($60,910,052 ÷ 4,599,432 shares)	$ 13.24

Maximum offering price per share (100/96.00 of $13.24)	$ 13.79
Class B: Net Asset Value and offering price per share ($20,839,320 ÷ 1,596,033 shares)A	$ 13.06

Class C: Net Asset Value and offering price per share ($167,440,311 ÷ 12,857,733 shares)A	$ 13.02

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,834,260,718 ÷ 213,067,208 shares)	$ 13.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($221,782,438 ÷ 16,718,093 shares)	$ 13.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2013

Investment Income
Interest		$ 26,689,645
Inflation principal income		50,941,911
Total Income		77,631,556

Expenses
Management fee	$ 11,942,462
Transfer agent fees	4,322,497
Distribution and service plan fees	2,911,054
Fund wide operations fee	1,317,300
Independent trustees' compensation	13,850
Miscellaneous	9,734
Total expenses before reductions	20,516,897
Expense reductions	(3,508)	20,513,389
Net investment income (loss)		57,118,167
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,419,945
Swap agreements	(138,854)
Total net realized gain (loss)		74,281,091
Change in net unrealized appreciation (depreciation) on: Investment securities	57,353,292
Swap agreements	190,579
Total change in net unrealized appreciation (depreciation)		57,543,871
Net gain (loss)		131,824,962
Net increase (decrease) in net assets resulting from operations		$ 188,943,129

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,118,167	$ 89,176,311
Net realized gain (loss)	74,281,091	14,318,112
Change in net unrealized appreciation (depreciation)	57,543,871	211,180,022
Net increase (decrease) in net assets resulting from operations	188,943,129	314,674,445
Distributions to shareholders from net investment income	(5,628,115)	(15,586,748)
Distributions to shareholders from net realized gain	(60,856,667)	(69,999,157)
Total distributions	(66,484,782)	(85,585,905)
Share transactions - net increase (decrease)	(233,885,480)	826,032,278
Total increase (decrease) in net assets	(111,427,133)	1,055,120,818

Net Assets
Beginning of period	3,660,479,239	2,605,358,421
End of period (including distributions in excess of net investment income of $4,307,491 and undistributed net investment income of $2,356,391, respectively)	$ 3,549,052,106	$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.171	.329	.245	.301	.171	.538
Net realized and unrealized gain (loss)	.464	.998	.286	.757	(.456)	.306
Total from investment operations	.635	1.327	.531	1.058	(.285)	.844
Distributions from net investment income	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.215)	(.307)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Total Return B,C,D	4.95%	11.32%	4.68%	9.96%	(2.57)%	7.96%
Ratios to Average Net Assets G, I
Expenses before reductions	.76%	.76%	.77% A	.77%	.78%	.80%
Expenses net of fee waivers, if any	.76%	.76%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.76%	.76%	.75% A	.75%	.75%	.75%
Net investment income (loss)	1.29%	2.61%	2.29% A	2.71%	1.59%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.168	.326	.245	.301	.172	.538
Net realized and unrealized gain (loss)	.466	.987	.286	.757	(.457)	.316
Total from investment operations	.634	1.313	.531	1.058	(.285)	.854
Distributions from net investment income	- I	(.031)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.303)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Total Return B,C,D	4.94%	11.18%	4.67%	9.94%	(2.56)%	8.05%
Ratios to Average Net Assets G, J
Expenses before reductions	.78%	.79%	.79% A	.79%	.80%	.79%
Expenses net of fee waivers, if any	.78%	.78%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.78%	.78%	.75% A	.75%	.75%	.75%
Net investment income (loss)	1.26%	2.59%	2.29% A	2.71%	1.59%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332
Portfolio turnover rate K	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Amount represents less than $.001 per share.

J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.077	.240	.175	.228	.101	.466
Net realized and unrealized gain (loss)	.467	.992	.288	.748	(.453)	.316
Total from investment operations	.544	1.232	.463	.976	(.352)	.782
Distributions from net investment income	-	-	(.016)	(.026)	(.030)	(.122)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.272)	(.113)	(.246)	(.188)	(.472)
Net asset value, end of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Total Return B,C,D	4.26%	10.51%	4.07%	9.17%	(3.17)%	7.36%
Ratios to Average Net Assets G, I
Expenses before reductions	1.46%	1.47%	1.48% A	1.48%	1.49%	1.50%
Expenses net of fee waivers, if any	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Net investment income (loss)	.58%	1.92%	1.64% A	2.06%	.94%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.071	.233	.164	.217	.090	.455
Net realized and unrealized gain (loss)	.453	.999	.279	.758	(.459)	.316
Total from investment operations	.524	1.232	.443	.975	(.369)	.771
Distributions from net investment income	-	-	(.006)	(.015)	(.023)	(.111)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.272)	(.103)	(.235)	(.181)	(.461)
Net asset value, end of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Total Return B,C,D	4.11%	10.53%	3.90%	9.17%	(3.33)%	7.26%
Ratios to Average Net Assets G, I
Expenses before reductions	1.51%	1.51%	1.51% A	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Net investment income (loss)	.54%	1.86%	1.54% A	1.96%	.84%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2013	2012	2011 E	2010 G	2009 G	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Income from Investment Operations
Net investment income (loss) D	.213	.369	.278	.336	.205	.573
Net realized and unrealized gain (loss)	.465	.996	.286	.755	(.457)	.324
Total from investment operations	.678	1.365	.564	1.091	(.252)	.897
Distributions from net investment income	(.024)	(.073)	(.117)	(.131)	(.100)	(.227)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.238)	(.345)	(.214)	(.351)	(.258)	(.577)
Net asset value, end of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Total Return B,C	5.26%	11.61%	4.94%	10.24%	(2.27)%	8.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.60%	2.92%	2.59% A	3.01%	1.89%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504
Portfolio turnover rate I	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended April 30.

H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011 E	2010 G	2009 G	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.201	.359	.272	.329	.197	.565
Net realized and unrealized gain (loss)	.467	.995	.286	.757	(.452)	.318
Total from investment operations	.668	1.354	.558	1.086	(.255)	.883
Distributions from net investment income	(.014)	(.062)	(.111)	(.126)	(.097)	(.223)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.228)	(.334)	(.208)	(.346)	(.255)	(.573)
Net asset value, end of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Total Return B,C	5.20%	11.54%	4.91%	10.21%	(2.30)%	8.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.54%	.54%	.55% A	.53%	.50%	.49%
Expenses net of fee waivers, if any	.54%	.53%	.50% A	.50%	.50%	.49%
Expenses net of all reductions	.54%	.53%	.50% A	.50%	.50%	.49%
Net investment income (loss)	1.51%	2.84%	2.54% A	2.96%	1.84%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297
Portfolio turnover rate I	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended April 30.

H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 427,488,666
Gross unrealized depreciation	(2,518,974)
Net unrealized appreciation (depreciation) on securities and other investments	$ 424,969,692

Tax Cost	$ 3,125,303,542

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ 424,871,088

The tax character of distributions paid was as follows:

	March 31, 2013	March 31, 2012
Ordinary Income	$ 66,484,782	$ 85,585,905

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Annual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (138,854)	$ 190,579

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

Annual Report

3. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $120,781, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 662,920	$ 16,575
Class T	-%	.25%	163,751	488
Class B	.65%	.25%	229,825	166,195
Class C	.75%	.25%	1,854,558	343,644
			$ 2,911,054	$ 526,902

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 0.75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,414
Class T	7,683
Class B*	45,948
Class C*	26,325
$ 125,370

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 417,445.16
Class T	120,321.18
Class B	54,505.21
Class C	288,765.16
Inflation-Protected Bond	3,027,619.10
Institutional Class	413,842.19
	$ 4,322,497

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,734 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $664.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,844.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2013	2012
From net investment income
Class A	$ 19,664	$ 644,197
Class T	1,761	160,406
Class B	-	-
Class C	-	-
Inflation-Protected Bond	5,382,095	14,290,207
Institutional Class	224,595	491,938
Total	$ 5,628,115	$ 15,586,748
From net realized gain
Class A	$ 4,295,495	$ 5,400,091
Class T	1,028,164	1,397,374
Class B	391,830	678,867
Class C	3,101,839	3,764,934
Inflation-Protected Bond	48,424,296	55,896,687
Institutional Class	3,615,043	2,861,204
Total	$ 60,856,667	$ 69,999,157

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2013	2012	2013	2012
Class A
Shares sold	4,963,733	9,256,002	$ 66,011,289	$ 116,397,990
Reinvestment of distributions	294,536	436,081	3,924,404	5,489,034
Shares redeemed	(7,342,285)	(6,984,787)	(97,297,709)	(87,792,016)
Net increase (decrease)	(2,084,016)	2,707,296	$ (27,362,016)	$ 34,095,008

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012	2013	2012
Class T
Shares sold	1,029,474	2,093,788	$ 13,721,611	$ 26,514,058
Reinvestment of distributions	71,273	114,313	951,041	1,438,723
Shares redeemed	(1,561,218)	(2,243,154)	(20,811,585)	(28,354,397)
Net increase (decrease)	(460,471)	(35,053)	$ (6,138,933)	$ (401,616)
Class B
Shares sold	88,912	337,027	$ 1,168,660	$ 4,251,063
Reinvestment of distributions	25,468	45,907	335,621	575,105
Shares redeemed	(758,007)	(999,484)	(9,970,857)	(12,554,280)
Net increase (decrease)	(643,627)	(616,550)	$ (8,466,576)	$ (7,728,112)
Class C
Shares sold	3,955,460	6,685,519	$ 52,044,272	$ 83,320,684
Reinvestment of distributions	195,154	250,979	2,566,676	3,147,942
Shares redeemed	(5,256,160)	(4,281,517)	(68,803,565)	(53,636,888)
Net increase (decrease)	(1,105,546)	2,654,981	$ (14,192,617)	$ 32,831,738
Inflation-Protected Bond
Shares sold	48,848,797	114,648,567	$ 652,247,103	$ 1,459,141,891
Reinvestment of distributions	3,849,428	5,259,714	51,546,220	66,541,321
Shares redeemed	(66,863,593)	(70,564,704)	(891,740,995)	(895,476,588)
Net increase (decrease)	(14,165,368)	49,343,577	$ (187,947,672)	$ 630,206,624
Institutional Class
Shares sold	3,627,793	13,330,026	$ 48,221,311	$ 171,001,394
Reinvestment of distributions	272,351	246,275	3,636,551	3,125,725
Shares redeemed	(3,130,003)	(2,917,664)	(41,635,528)	(37,098,483)
Net increase (decrease)	770,141	10,658,637	$ 10,222,334	$ 137,028,636

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as capital gain dividend with respect to the taxable year ended March 31, 2013, $1,296,372, or, if subsequently determined to be different, the net capital gain of such year.

A total of 99.98% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AIFBI-UANN-0513
1.784720.110

Fidelity®

Inflation-Protected Bond

Fund

Annual Report

March 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Inflation-Protected Bond Fund	5.26%	5.35%	5.62%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Inflation-Protected Bond Fund, a class of the fund, on March 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. taxable investment-grade bond universe, as measured by the Barclays® U.S. Aggregate Bond Index, rose 3.77% for the 12 months ending March 31, 2013. The bulk of the gain came in the first half of the period, when investors gravitated toward U.S. fixed-income investments as the Federal Reserve undertook a series of large-scale asset purchases, U.S. economic growth was sluggish, and Europe remained mired a financial crisis. In the second half, sentiment toward U.S. bonds worsened when the probability of an imminent breakup of the eurozone was reduced and some of the flight to perceived safe-haven investments was reversed. Further cooling investors' appetite for relative safety was the Federal Reserve's decision to pursue a third round of quantitative easing. The avoidance of the U.S. "fiscal cliff" and improving economic data further spurred demand for riskier assets. Among sectors that comprise the index, higher-yielding bonds on the riskier end of spectrum led the way. Investment-grade credit advanced 7.00%, as U.S. corporate balance sheets remained in solid shape thanks to strong financial management and good cash flows, and the default rate remained low. Commercial mortgage-backed securities gained 6.14%, while residential mortgage-backed securities saw a more modest 1.97% advance. U.S. Treasuries and government agency securities added 3.14% and 2.26%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Inflation-Protected Bond Fund: For the year, the fund's Retail Class shares returned 5.26%, while the Barclays® U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L) gained 5.68%. Thanks to their strong showing in the first half of the period, TIPS performed reasonably well on an absolute basis for the 12 months, outpacing most other high-quality asset classes, including U.S. Treasuries, government mortgage-backed securities and government agency debentures. From April to about mid-September 2012, TIPS benefited from declining bond yields. In the second half, TIPS' returns were roughly flat, with the income they produced generally offsetting some price depreciation as bond yields drifted higher. TIPS represented virtually all of the fund's investments throughout the period and, therefore, drove the fund's performance. Additionally, we kept the fund's duration, which is a measure of its sensitivity to changing interest rates, and its yield-curve positioning - how our holdings were invested in TIPS across the maturity spectrum - in line with the benchmark. After accounting for expenses, these strategies helped the fund keep pace with the Barclays index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 1,000.30	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class T	.79%
Actual		$ 1,000.00	$ 999.60	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Class B	1.47%
Actual		$ 1,000.00	$ 996.50	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class C	1.51%
Actual		$ 1,000.00	$ 995.80	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.59
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,001.50	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.69	$ 2.27
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,001.20	$ 2.64
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of March 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	28.8	25.2
1 - 1.99%	28.5	29.4
2 - 2.99%	32.9	36.1
3 - 3.99%	9.7	9.2
5 - 5.99%	0.0†	0.0†
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of March 31, 2013
6 months ago
Years	9.1	9.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of March 31, 2013
6 months ago
Years	5.5	5.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	U.S. Government and U.S. Government Agency Obligations 99.9%		U.S. Government and U.S. Government Agency Obligations 99.6%
	Asset-Backed Securities† 0.0%		Asset-Backed Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Inflation Protected Securities	99.9%	** Inflation Protected Securities	99.6%

† Amount represents less than 0.1%

Annual Report

Investments March 31, 2013

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 23,034,730	$ 23,126,874
0.75% 2/15/42	60,631,690	63,376,034
1.75% 1/15/28	50,692,690	64,544,845
2% 1/15/26	92,229,540	120,240,899
2.125% 2/15/40	39,384,880	55,550,105
2.125% 2/15/41	80,520,041	114,110,171
2.375% 1/15/25	125,428,754	168,620,393
2.375% 1/15/27	91,799,916	125,117,900
2.5% 1/15/29	23,165,352	32,405,557
3.375% 4/15/32	1,297	2,089
3.625% 4/15/28	104,565,624	163,513,837
3.875% 4/15/29	110,931,480	180,438,110
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	186,114,046	197,852,608
0.125% 4/15/17	85,156,680	91,898,232
0.125% 1/15/22	178,337,949	194,268,356
0.125% 7/15/22	94,395,672	102,990,302
0.125% 1/15/23	73,819,440	79,685,667
0.5% 4/15/15	68,213,142	71,694,671
0.625% 7/15/21	173,014,062	198,118,551
1.125% 1/15/21	99,997,000	118,023,671
1.25% 4/15/14	62,451,774	64,555,464
1.25% 7/15/20	165,235,830	197,553,179
1.375% 7/15/18	37,769,868	44,277,609
1.375% 1/15/20	56,966,800	67,912,509
1.625% 1/15/15	69,013,085	73,656,790
1.625% 1/15/18	85,495,692	99,773,198
1.875% 7/15/15	155,905,143	171,146,738
1.875% 7/15/19	90,154,240	110,449,191
2% 7/15/14	99,384,086	105,249,144
2% 1/15/16	44,200,572	49,295,381
2.125% 1/15/19	71,683,895	87,507,671
2.375% 1/15/17	79,468,584	92,751,154
2.5% 7/15/16	99,764,000	115,503,938
2.625% 7/15/17	84,213,395	101,355,801
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $3,120,935,674)		3,546,566,639
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4517% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 30,475	$ 29,435
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0792% 9/25/34 (a)	108,565	66,160
TOTAL ASSET-BACKED SECURITIES (Cost $76,870)		95,595
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Government Obligations) # (Cost $3,611,000)	$ 3,611,065	3,611,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,124,623,544)		3,550,273,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,221,128)
NET ASSETS - 100%		$ 3,549,052,106
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004- NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 133,551	$ (98,536)	$ -	$ (98,536)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,611,000 due 4/01/13 at 0.16%
Barclays Capital, Inc.	$ 277,472
Citibank NA	188,849
Credit Suisse Securities (USA) LLC	1,387,358
Deutsche Bank Securities, Inc.	184,981
Merrill Lynch, Pierce, Fenner & Smith, Inc.	184,981
Mizuho Securities USA, Inc.	924,906
Societe Generale	462,453
$ 3,611,000
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 3,546,566,639	$ -	$ 3,546,566,639	$ -
Asset-Backed Securities	95,595	-	66,160	29,435
Cash Equivalents	3,611,000	-	3,611,000	-
Total Investments in Securities:	$ 3,550,273,234	$ -	$ 3,550,243,799	$ 29,435
Derivative Instruments:
Liabilities
Swap Agreements	$ (98,536)	$ -	$ (98,536)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (98,536)
Total Value of Derivatives	$ -	$ (98,536)
(a) Value is included in the Statement of Assets and Liabilities in the Swap agreements, at value line-item.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.9%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.1%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $3,611,000) - See accompanying schedule: Unaffiliated issuers (cost $3,124,623,544)		$ 3,550,273,234
Cash		788
Receivable for investments sold		37,965,079
Receivable for swap agreements		480
Receivable for fund shares sold		1,784,776
Interest receivable		11,640,793
Receivable from investment adviser for expense reductions		2,844
Total assets		3,601,667,994

Liabilities
Payable for investments purchased	$ 37,705,330
Payable for fund shares redeemed	13,194,364
Distributions payable	3,805
Swap agreements, at value	98,536
Accrued management fee	937,607
Distribution and service plan fees payable	226,524
Other affiliated payables	449,722
Total liabilities		52,615,888

Net Assets		$ 3,549,052,106
Net Assets consist of:
Paid in capital		$ 3,129,475,781
Distributions in excess of net investment income		(4,307,491)
Accumulated undistributed net realized gain (loss) on investments		(1,667,338)
Net unrealized appreciation (depreciation) on investments		425,551,154
Net Assets		$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

March 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($243,819,267 ÷ 18,435,057 shares)	$ 13.23

Maximum offering price per share (100/96.00 of $13.23)	$ 13.78
Class T: Net Asset Value and redemption price per share ($60,910,052 ÷ 4,599,432 shares)	$ 13.24

Maximum offering price per share (100/96.00 of $13.24)	$ 13.79
Class B: Net Asset Value and offering price per share ($20,839,320 ÷ 1,596,033 shares)A	$ 13.06

Class C: Net Asset Value and offering price per share ($167,440,311 ÷ 12,857,733 shares)A	$ 13.02

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,834,260,718 ÷ 213,067,208 shares)	$ 13.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($221,782,438 ÷ 16,718,093 shares)	$ 13.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended March 31, 2013

Investment Income
Interest		$ 26,689,645
Inflation principal income		50,941,911
Total Income		77,631,556

Expenses
Management fee	$ 11,942,462
Transfer agent fees	4,322,497
Distribution and service plan fees	2,911,054
Fund wide operations fee	1,317,300
Independent trustees' compensation	13,850
Miscellaneous	9,734
Total expenses before reductions	20,516,897
Expense reductions	(3,508)	20,513,389
Net investment income (loss)		57,118,167
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,419,945
Swap agreements	(138,854)
Total net realized gain (loss)		74,281,091
Change in net unrealized appreciation (depreciation) on: Investment securities	57,353,292
Swap agreements	190,579
Total change in net unrealized appreciation (depreciation)		57,543,871
Net gain (loss)		131,824,962
Net increase (decrease) in net assets resulting from operations		$ 188,943,129

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2013	Year ended March 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,118,167	$ 89,176,311
Net realized gain (loss)	74,281,091	14,318,112
Change in net unrealized appreciation (depreciation)	57,543,871	211,180,022
Net increase (decrease) in net assets resulting from operations	188,943,129	314,674,445
Distributions to shareholders from net investment income	(5,628,115)	(15,586,748)
Distributions to shareholders from net realized gain	(60,856,667)	(69,999,157)
Total distributions	(66,484,782)	(85,585,905)
Share transactions - net increase (decrease)	(233,885,480)	826,032,278
Total increase (decrease) in net assets	(111,427,133)	1,055,120,818

Net Assets
Beginning of period	3,660,479,239	2,605,358,421
End of period (including distributions in excess of net investment income of $4,307,491 and undistributed net investment income of $2,356,391, respectively)	$ 3,549,052,106	$ 3,660,479,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.171	.329	.245	.301	.171	.538
Net realized and unrealized gain (loss)	.464	.998	.286	.757	(.456)	.306
Total from investment operations	.635	1.327	.531	1.058	(.285)	.844
Distributions from net investment income	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.215)	(.307)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Total Return B,C,D	4.95%	11.32%	4.68%	9.96%	(2.57)%	7.96%
Ratios to Average Net Assets G, I
Expenses before reductions	.76%	.76%	.77% A	.77%	.78%	.80%
Expenses net of fee waivers, if any	.76%	.76%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.76%	.76%	.75% A	.75%	.75%	.75%
Net investment income (loss)	1.29%	2.61%	2.29% A	2.71%	1.59%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.168	.326	.245	.301	.172	.538
Net realized and unrealized gain (loss)	.466	.987	.286	.757	(.457)	.316
Total from investment operations	.634	1.313	.531	1.058	(.285)	.854
Distributions from net investment income	- I	(.031)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.303)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Total Return B,C,D	4.94%	11.18%	4.67%	9.94%	(2.56)%	8.05%
Ratios to Average Net Assets G, J
Expenses before reductions	.78%	.79%	.79% A	.79%	.80%	.79%
Expenses net of fee waivers, if any	.78%	.78%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.78%	.78%	.75% A	.75%	.75%	.75%
Net investment income (loss)	1.26%	2.59%	2.29% A	2.71%	1.59%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332
Portfolio turnover rate K	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Amount represents less than $.001 per share.

J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.077	.240	.175	.228	.101	.466
Net realized and unrealized gain (loss)	.467	.992	.288	.748	(.453)	.316
Total from investment operations	.544	1.232	.463	.976	(.352)	.782
Distributions from net investment income	-	-	(.016)	(.026)	(.030)	(.122)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.272)	(.113)	(.246)	(.188)	(.472)
Net asset value, end of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Total Return B,C,D	4.26%	10.51%	4.07%	9.17%	(3.17)%	7.36%
Ratios to Average Net Assets G, I
Expenses before reductions	1.46%	1.47%	1.48% A	1.48%	1.49%	1.50%
Expenses net of fee waivers, if any	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Net investment income (loss)	.58%	1.92%	1.64% A	2.06%	.94%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2013	2012	2011 F	2010 H	2009 H	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.071	.233	.164	.217	.090	.455
Net realized and unrealized gain (loss)	.453	.999	.279	.758	(.459)	.316
Total from investment operations	.524	1.232	.443	.975	(.369)	.771
Distributions from net investment income	-	-	(.006)	(.015)	(.023)	(.111)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.214)	(.272)	(.103)	(.235)	(.181)	(.461)
Net asset value, end of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Total Return B,C,D	4.11%	10.53%	3.90%	9.17%	(3.33)%	7.26%
Ratios to Average Net Assets G, I
Expenses before reductions	1.51%	1.51%	1.51% A	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Net investment income (loss)	.54%	1.86%	1.54% A	1.96%	.84%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060
Portfolio turnover rate J	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended April 30.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended March 31,	2013	2012	2011 E	2010 G	2009 G	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Income from Investment Operations
Net investment income (loss) D	.213	.369	.278	.336	.205	.573
Net realized and unrealized gain (loss)	.465	.996	.286	.755	(.457)	.324
Total from investment operations	.678	1.365	.564	1.091	(.252)	.897
Distributions from net investment income	(.024)	(.073)	(.117)	(.131)	(.100)	(.227)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.238)	(.345)	(.214)	(.351)	(.258)	(.577)
Net asset value, end of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Total Return B,C	5.26%	11.61%	4.94%	10.24%	(2.27)%	8.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	1.60%	2.92%	2.59% A	3.01%	1.89%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504
Portfolio turnover rate I	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended April 30.

H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2013	2012	2011 E	2010 G	2009 G	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.201	.359	.272	.329	.197	.565
Net realized and unrealized gain (loss)	.467	.995	.286	.757	(.452)	.318
Total from investment operations	.668	1.354	.558	1.086	(.255)	.883
Distributions from net investment income	(.014)	(.062)	(.111)	(.126)	(.097)	(.223)
Distributions from net realized gain	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.228)	(.334)	(.208)	(.346)	(.255)	(.573)
Net asset value, end of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Total Return B,C	5.20%	11.54%	4.91%	10.21%	(2.30)%	8.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.54%	.54%	.55% A	.53%	.50%	.49%
Expenses net of fee waivers, if any	.54%	.53%	.50% A	.50%	.50%	.49%
Expenses net of all reductions	.54%	.53%	.50% A	.50%	.50%	.49%
Net investment income (loss)	1.51%	2.84%	2.54% A	2.96%	1.84%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297
Portfolio turnover rate I	18%	24%	22% A	16%	43%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the period ended April 30.

H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 427,488,666
Gross unrealized depreciation	(2,518,974)
Net unrealized appreciation (depreciation) on securities and other investments	$ 424,969,692

Tax Cost	$ 3,125,303,542

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation)	$ 424,871,088

The tax character of distributions paid was as follows:

	March 31, 2013	March 31, 2012
Ordinary Income	$ 66,484,782	$ 85,585,905

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Annual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements (a)	$ (138,854)	$ 190,579

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

Annual Report

3. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $120,781, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 662,920	$ 16,575
Class T	-%	.25%	163,751	488
Class B	.65%	.25%	229,825	166,195
Class C	.75%	.25%	1,854,558	343,644
			$ 2,911,054	$ 526,902

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 0.75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 45,414
Class T	7,683
Class B*	45,948
Class C*	26,325
$ 125,370

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 417,445.16
Class T	120,321.18
Class B	54,505.21
Class C	288,765.16
Inflation-Protected Bond	3,027,619.10
Institutional Class	413,842.19
	$ 4,322,497

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,734 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $664.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,844.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2013	2012
From net investment income
Class A	$ 19,664	$ 644,197
Class T	1,761	160,406
Class B	-	-
Class C	-	-
Inflation-Protected Bond	5,382,095	14,290,207
Institutional Class	224,595	491,938
Total	$ 5,628,115	$ 15,586,748
From net realized gain
Class A	$ 4,295,495	$ 5,400,091
Class T	1,028,164	1,397,374
Class B	391,830	678,867
Class C	3,101,839	3,764,934
Inflation-Protected Bond	48,424,296	55,896,687
Institutional Class	3,615,043	2,861,204
Total	$ 60,856,667	$ 69,999,157

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2013	2012	2013	2012
Class A
Shares sold	4,963,733	9,256,002	$ 66,011,289	$ 116,397,990
Reinvestment of distributions	294,536	436,081	3,924,404	5,489,034
Shares redeemed	(7,342,285)	(6,984,787)	(97,297,709)	(87,792,016)
Net increase (decrease)	(2,084,016)	2,707,296	$ (27,362,016)	$ 34,095,008

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2013	2012	2013	2012
Class T
Shares sold	1,029,474	2,093,788	$ 13,721,611	$ 26,514,058
Reinvestment of distributions	71,273	114,313	951,041	1,438,723
Shares redeemed	(1,561,218)	(2,243,154)	(20,811,585)	(28,354,397)
Net increase (decrease)	(460,471)	(35,053)	$ (6,138,933)	$ (401,616)
Class B
Shares sold	88,912	337,027	$ 1,168,660	$ 4,251,063
Reinvestment of distributions	25,468	45,907	335,621	575,105
Shares redeemed	(758,007)	(999,484)	(9,970,857)	(12,554,280)
Net increase (decrease)	(643,627)	(616,550)	$ (8,466,576)	$ (7,728,112)
Class C
Shares sold	3,955,460	6,685,519	$ 52,044,272	$ 83,320,684
Reinvestment of distributions	195,154	250,979	2,566,676	3,147,942
Shares redeemed	(5,256,160)	(4,281,517)	(68,803,565)	(53,636,888)
Net increase (decrease)	(1,105,546)	2,654,981	$ (14,192,617)	$ 32,831,738
Inflation-Protected Bond
Shares sold	48,848,797	114,648,567	$ 652,247,103	$ 1,459,141,891
Reinvestment of distributions	3,849,428	5,259,714	51,546,220	66,541,321
Shares redeemed	(66,863,593)	(70,564,704)	(891,740,995)	(895,476,588)
Net increase (decrease)	(14,165,368)	49,343,577	$ (187,947,672)	$ 630,206,624
Institutional Class
Shares sold	3,627,793	13,330,026	$ 48,221,311	$ 171,001,394
Reinvestment of distributions	272,351	246,275	3,636,551	3,125,725
Shares redeemed	(3,130,003)	(2,917,664)	(41,635,528)	(37,098,483)
Net increase (decrease)	770,141	10,658,637	$ 10,222,334	$ 137,028,636

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008
Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (1974)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as capital gain dividend with respect to the taxable year ended March 31, 2013, $1,296,372, or, if subsequently determined to be different, the net capital gain of such year.

A total of 99.98% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IFB-UANN-0513
1.784718.110

Item 2. Code of Ethics

As of the end of the period, March 31, 2013, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

March 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$49,000	$-	$5,800	$1,000

March 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$50,000	$-	$5,700	$800

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2013A	March 31, 2012A
Audit-Related Fees	$910,000	$610,000
Tax Fees	$-	$-
All Other Fees	$1,270,000	$610,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2013A	March 31, 2012A
Deloitte Entities	$2,280,000	$1,325,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2013